Corporate Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Corporate Transactions [Abstract]
Disclosure of Detailed Information about Consideration Paid
The acquisition-date fair value of the consideration transferred consisted of the following:

Share consideration(1)	$399,613
Option consideration(2)	8,155
Warrant consideration(3)	505
Total consideration	$408,273
(1)The fair value of 47,373,723 common shares issued to Premier shareholders was determined using the Company’s share price of C$10.64 ($8.44) per share on the acquisition date.
(2)The fair value of 2,813,747 replacement options issued was determined using the Black-Scholes option pricing model with the following weighted average assumptions: exercise price of C$7.27, share price of C$10.64, expected life of 2.07 years, expected volatility of 41.30%, dividend yield of 0.0%, and discount rate of 0.37%.
(3)The fair value of 393,400 replacement warrants issued was determined using the Black-Scholes option pricing model with the following weighted average assumptions: exercise price of C$10.42, share price of C$10.64, expected life of 0.82 years, expected volatility of 39.7%, dividend yield of 0.0%, and discount rate of 0.15%.
The acquisition-date fair value of the consideration transferred consisted of the following:

Share consideration(1)	$732,042
Option consideration(2)	19,777
Warrant consideration(3)	8,543
PSU and DSU consideration(4)	3,721
Total consideration	$764,083
(1)The fair value of 94,635,765 common shares issued to Leagold shareholders was determined using the Company’s share price of C$10.51 ($7.74) per share on the acquisition date.
(2)The fair value of 5,728,647 replacement options issued was determined using the Black-Scholes option pricing model with the following weighted average inputs and assumptions: exercise price of C$7.77, share price of C$10.51, expected life of 2.07 years, expected volatility of 60.2%, dividend yield of 0.0%, and discount rate of 0.54%.
(3)The fair value of 16,626,569 replacement warrants issued was determined using the Black-Scholes option pricing model with the following weighted average inputs and assumptions: exercise price of C$11.14, share price of C$10.51, expected life of 0.32 years, expected volatility of 44.1%, dividend yield of 0.0%, and discount rate of 0.69%.
(4)The fair values of 369,919 replacement PSUs and 319,288 replacement DSUs issued were determined using the Leagold share price of C$3.49 ($2.57) on the acquisition date, adjusted for the 0.331 exchange ratio.

Disclosure of Detailed Information about Business Combination	The table below presents the fair values of the assets acquired and liabilities assumed at the date of acquisition.

Assets (liabilities) acquired
Cash and cash equivalents	$8,267
Trade and other receivables	13,165
Inventories	11,987
Restricted cash	8,333
Mineral properties, plant and equipment	576,803
Investment in associate	79,001
Other assets	4,399
Accounts payable and accrued liabilities	(18,002)
Loans and borrowings and accrued interest	(17,649)
Stream arrangement	(40,369)
Reclamation and closure cost provisions	(13,481)
Deferred tax liabilities	(121,931)
Other liabilities	(818)
Fair value of net assets acquired	$489,705
The total cost of acquisition was allocated to the assets acquired and liabilities assumed as follows:

Assets (liabilities) acquired
Cash and cash equivalents	$95
Trade and other receivables	21
Restricted cash	1,043
Mineral properties, plant and equipment	59,078
Other assets	10
Accounts payable	(287)
Other liabilities	(27)
Net assets acquired	$59,933
The following presents the fair values of the assets acquired and liabilities assumed:

Assets (liabilities) acquired
Cash and cash equivalents	$55,252
Trade and other receivables	33,524
Inventories	150,078
Mineral properties, plant and equipment	1,318,785
Other assets	21,432
Accounts payable and accrued liabilities	(88,896)
Loans and borrowings and accrued interest	(323,870)
Derivative liabilities	(78,526)
Reclamation and closure cost provision	(62,238)
Deferred tax liabilities	(230,458)
Other liabilities	(31,000)
Fair value of net assets acquired	$764,083